REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios
Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well- Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2013
Total capital to risk-weighted assets
Consolidated	$245,284	17.35%	$113,086	8.00%	NA	NA
Independent Bank	234,078	16.57	113,013	8.00	$141,267	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$227,338	16.08%	$56,543	4.00%	NA	NA
Independent Bank	216,146	15.30	56,507	4.00	$84,760	6.00%

Tier 1 capital to average assets
Consolidated	$227,338	10.61%	$85,729	4.00%	NA	NA
Independent Bank	216,146	10.09	85,681	4.00	$107,101	5.00%

2012
Total capital to risk-weighted assets
Consolidated	$204,663	14.71%	$111,268	8.00%	NA	NA
Independent Bank	207,553	14.95	111,063	8.00	$138,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$185,948	13.37%	$55,634	4.00%	NA	NA
Independent Bank	189,777	13.67	55,531	4.00	$83,297	6.00%

Tier 1 capital to average assets
Consolidated	$185,948	8.08%	$92,026	4.00%	NA	NA
Independent Bank	189,777	8.26	91,919	4.00	$114,899	5.00%

NA - Not applicable

Components of regulatory capital
The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2013	2012	2013	2012

	(In thousands)
Total shareholders’ equity	$231,581	$134,975	$250,306	$186,384
Add (deduct)
Qualifying trust preferred securities	39,500	47,678	-	-
Accumulated other comprehensive loss	9,245	8,058	9,245	8,156
Intangible assets	(3,163)	(3,975)	(3,163)	(3,975)
Disallowed deferred tax assets	(49,609)	-	(40,026)	-
Disallowed capitalized mortgage loan servicing rights	(216)	(788)	(216)	(788)
Tier 1 capital	227,338	185,948	216,146	189,777
Qualifying trust preferred securities	-	990	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,946	17,725	17,932	17,776
Total risk-based capital	$245,284	$204,663	$234,078	$207,553